INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
2015	$ 13,397
2016	11,573
2017	10,448
2018	10,277
2019	9,622
2020 and thereafter	20,708
Total	$ 76,025